12. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	$ 62,961,057	$ 53,504,104
Additions	27,312,158	10,705,171
Transfers	(33,941)	(917,304)
Disposals	(2,385)	(330,914)
Property, plant and equipment cost, ending	90,236,889	62,961,057
Property, plant and equipment depreciation, beginning	28,245,242	26,657,968
Depreciation for the year	1,969,717	1,757,620
Disposals	3,325,197	(170,346)
Property, plant and equipment depreciation, ending	33,540,156	28,245,242
Property, plant and equipment net book value	56,696,733	34,715,815
Lands and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	4,217,287	2,934,036
Additions	1,058,393	9,979
Transfers	1,037,544	1,273,272
Disposals	0	0
Property, plant and equipment cost, ending	6,313,224	4,217,287
Property, plant and equipment depreciation, beginning	754,998	694,019
Depreciation for the year	125,489	60,979
Disposals	0	0
Property, plant and equipment depreciation, ending	880,487	754,998
Property, plant and equipment net book value	5,432,737	3,462,289
Electric power facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	34,896,618	32,913,705
Additions	8,475,993	1,251,903
Transfers	606,026	969,761
Disposals	0	(238,751)
Property, plant and equipment cost, ending	43,978,637	34,896,618
Property, plant and equipment depreciation, beginning	25,293,386	23,951,101
Depreciation for the year	1,476,645	1,500,126
Disposals	968,314	(157,841)
Property, plant and equipment depreciation, ending	27,738,345	25,293,386
Property, plant and equipment net book value	16,240,292	9,603,232
Wind turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	5,414,664	0
Additions	0	0
Transfers	4,461,649	5,414,664
Disposals	0	0
Property, plant and equipment cost, ending	9,876,313	5,414,664
Property, plant and equipment depreciation, beginning	119,993	0
Depreciation for the year	327,858	119,993
Disposals	0	0
Property, plant and equipment depreciation, ending	447,851	119,993
Property, plant and equipment net book value	9,428,462	5,294,671
Gas turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	8,171,486	8,749,994
Additions	0	295,286
Transfers	(3,328,259)	(873,794)
Disposals	0	0
Property, plant and equipment cost, ending	4,843,227	8,171,486
Property, plant and equipment depreciation, beginning	0	0
Depreciation for the year	0	0
Disposals	1,245,643	0
Property, plant and equipment depreciation, ending	1,245,643	0
Property, plant and equipment net book value	3,597,584	8,171,486
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	7,877,141	6,541,142
Additions	17,715,225	9,114,104
Transfers	(2,810,967)	(7,701,207)
Disposals	0	(76,898)
Property, plant and equipment cost, ending	22,781,399	7,877,141
Property, plant and equipment depreciation, beginning	0	0
Depreciation for the year	0	0
Disposals	1,113,622	0
Property, plant and equipment depreciation, ending	1,113,622	0
Property, plant and equipment net book value	21,667,777	7,877,141
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	2,383,861	2,365,227
Additions	62,547	33,899
Transfers	66	0
Disposals	(2,385)	(15,265)
Property, plant and equipment cost, ending	2,444,089	2,383,861
Property, plant and equipment depreciation, beginning	2,076,865	2,012,848
Depreciation for the year	39,725	76,522
Disposals	(2,382)	(12,505)
Property, plant and equipment depreciation, ending	2,114,208	2,076,865
Property, plant and equipment net book value	$ 329,881	$ 306,996